Lease liability (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Variable payments	$ 1,083	$ 1,035
Variable maturity term	13 years	96 years
Variable lease to fixed payments percentage	11.00%	13.00%